Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 15 – Commitments and Contingencies

Lease Commitments

The Company entered into several lease for office space and warehouses located in Ningbo and Shenzhen with terms ended 2025. The Company’s minimum lease payment commitments under these operating leases as of December 31, 2024 are set forth in the “Note 10 - Leases” section.

Contingencies

As of December 31, 2024, 2023 and 2022, the Company had no outstanding lawsuits or claims.